Flexible Income ETF Investment Risks - Flexible Income ETF	Oct. 31, 2025
General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, supply chain disruptions, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
High Yield Securities and Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High Yield Securities and Loan Risk. The Fund may invest in securities including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss (including substantial or total loss), greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protections under the federal securities laws and lack of publicly available information. In recent years, there has been a broad trend of weaker or less restrictive covenant protections in both the Loan and high yield markets. Among other things, under such weaker or less restrictive covenants, borrowers might be able to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants. For example, borrowers might be able to incur more debt, including secured debt, return more capital to shareholders, remove or reduce assets that are designated as collateral securing Loans or high yield securities, increase the claims against assets that are permitted against collateral securing Loans or high yield securities or otherwise manage their business in ways that could impact creditors negatively. In addition, certain privately held borrowers might be permitted to file less frequent, less detailed or less timely financial reporting or other information, which could negatively impact the value of the Loans or high yield securities issued by such borrowers. Each of these factors might negatively impact the Loans and high yield instruments held by the Fund. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid. No active trading market may exist for some instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. Derivatives, including futures contracts, foreign currency transactions, options, swaps, forward foreign currency contracts, and currency futures , may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Certain derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Derivatives also can expose the Fund to derivative liquidity risk, which includes risks involving the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties, legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of the Fund’s counterparty and operational risk, which includes documentation or settlement issues, system failures, inadequate controls and human error. Certain of the Fund’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more ordinary income and short-term capital gain subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Industry and Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, contagion risk within a particular industry or sector or to other industries or sectors, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of the Fund’s Shares may fluctuate in response to events affecting that industry or sector.
Foreign Securities and Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities and Emerging Markets Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund’s ability to buy and sell securities.Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. Additionally, the Fund may have substantial difficulties exercising its legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company's performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or subjects to sanctions.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and may affect the price of the Fund’s Shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund. Although the Fund may attempt to hedge some or all of its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful, including due to delays in placing trades and other operational limitations, and the use of such strategies may lower the Fund’s potential returns.
European Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	European Market Risk. The Fund’s performance will be affected by political, social and economic conditions in the various countries in which it invests in Europe and in Europe more generally, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union.
Asset Backed Mortgage Related and Mortgage Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of either rising or declining interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable non-convertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.
Certain types of convertible securities may decline in value or lose their value entirely if the issuer’s financial condition is significantly impaired.
Preferred Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Preferred Securities Risk. Preferred securities generally have a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, dividends on preferred securities are payable only if declared by the issuer’s board of directors. As a consequence, if the board of directors of an issuer does not declare dividends or distributions for the relevant dividend or distribution periods, the issuer will not be obligated to pay dividends or distributions on the relevant payment date, and such dividends and distributions may be forfeited. Holders of preferred securities typically do not have voting rights except in certain circumstances where they may be given only limited voting rights. Preferred securities also may be subject to optional or mandatory redemption provisions.
Real Estate Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.
Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States, are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. The income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities could result in changes in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Fund and its investments. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. Government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. Government-related organizations may not have the funds to meet their payment obligations in the future.
Other Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Other Investment Company Risk. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of an ETF or other investment company. The price and movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount). In addition, the adviser’s authority to allocate investments among J.P. Morgan Funds could cause the Fund to incur higher fees and will cause the adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.
Investment Company and Pooled Investment Vehicle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Company and Pooled Investment Vehicle Risk. The Fund may invest in shares of other investment companies, including J.P. Morgan Funds, unaffiliated closed-end funds, unaffiliated passive ETFs and other pooled investment vehicles, including those holding commodities, currencies or commodity futures. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the investment company or pooled investment vehicle. ETFs and other investment companies or pooled investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF, closed-end fund or pooled investment vehicle designed to track an index may not track the index and may result in a loss. In addition, closed-end funds that trade on an exchange often trade at a price below their net asset value (also known as a discount). Certain ETFs, closed-end funds or pooled investment vehicles traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. There may be no active market for shares of certain closed-end funds or pooled investment vehicles (especially those not traded on exchanges) and such shares may be highly illiquid. Certain pooled investment vehicles do not have the protections applicable to other types of investments under federal securities or commodities laws and may be subject to counterparty or credit risk. In addition, the adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated funds creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Fund to incur higher fees and could cause the adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.
Inflation Linked Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions entirely or partially in cash, rather than primarily for in-kind securities. Therefore, it will be required to sell portfolio securities and subsequently recognize a gain on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in kind.
Interfund Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interfund Lending Risk. A delay in repayment to the Fund from a borrowing fund could result in lost opportunity costs. Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, the Fund could take possession of collateral that the Fund is not permitted to hold and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the Fund.
Equity Linked Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity-Linked Notes Risk. Investing in ELNs may be more costly to the Fund than if the Fund had invested in the underlying instruments directly. Investments in ELNs often have risks similar to the underlying instruments, which include market risk. In addition, since ELNs are in note form, ELNs are subject to certain debt securities risks, such as credit or counterparty risk. Should the prices of the underlying instruments move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. A lack of liquidity may also cause the value of the ELN to decline. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities. The Fund’s ELN investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s ELN investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.
ETF Shares Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Shares Trading Risk. Shares are listed for trading on NYSE Arca, Inc. (the Exchange) and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares. The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Shares’ NAV may widen.
Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened for ETFs that invest in securities issued by non-U.S. issuers.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.